Share capital and other equity instruments	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share capital and other equity instruments
18.	Share capital and other equity instruments

a)Share capital

Authorized and without par value

Common shares: unlimited number authorized, participating, carrying one vote per share, entitled to dividends.

Preferred shares: unlimited number authorized, issuable in one or more series.

-

Series A preferred shares: unlimited number authorized, no par value, non-voting, ranking in priority to the common shares, entitled to the same dividends as the common shares, non-transferable, redeemable at the redemption amount offered for the common shares upon a change in control event.

Changes in the issued and outstanding common shares during the year ended December 31, 2020 and 2019 were as follows:

	2020		2019
	Number	Amount	Number	Amount
Balance - beginning of year	23,313,164	$932,951	720,306	$583,117
Issued to acquire assets	299,141	4,681	4,420	1,326
Exercise of stock options (note 18b)	5,391	167	—	—
Exercise of pre-funded warrants (note 18c)	557,894	2,624	—	—
Shares issued pursuant to a restricted share units plan (note 18b)	10,355	9,764	—	—
Shares issued pursuant to debt restructuring	—	—	15,050,312	228,915
Shares issued for cash	5,757,894	27,074	7,536,654	118,648
Shares released from escrow	—	—	—	400
Shares issued in payment to suppliers	—	—	1,472	545
Balance - end of year	29,943,839	$977,261	23,313,164	$932,951

2020

On January 29, 2020, the Company issued 96,833 common shares as a consideration for the final payment for the licence acquired in January 2018. This transaction was accounted for as an extinguishment of the license acquisition payment obligation (note 17b) and the difference between the carrying value of the liability of $1,319 and the amount recorded for the shares issued of $1,240, which were valued at the market price of the shares on their date of issuance, was recorded as a gain on extinguishment of liabilities of $79 during the year ended December 31, 2020.

On July 17, 2020 the Company issued 202,308 common shares in payment for the acquisition of Fairhaven, which has been accounted for as an asset acquisition (note 5). The common shares issued were valued at the market price of the shares, on their date of issuance for an aggregate value of $3,441.

On November 3, 2020, the Company completed a private placement for a total gross proceed of $39,960 in exchange for the issuance of 5,757,894 common shares, 557,894 prefunded warrants (note 18c) and 6,315,788 warrants (note 15, 18c). SALP’s participation in the private placement was for gross proceeds of $19,980.

The total gross proceeds were allocated to the warrant liability based on its fair value of $10,263 on that date with the residual value being allocated between the common shares and the pre‑funded warrants. The value attributed to the common share was $27,074. The total transaction costs of $2,755 were allocated to the three instruments issued based on their relative fair values. The amount allocated to the common shares and the pre-funded warrants, of $2,048, was recognized in the deficit.

On December 30, 2020, the 557,894 pre-funded warrants were exercised resulting in the issuance of 557,894 common shares and the receipt of $1 in cash. An amount of $2,623 was reclassified from warrants to common shares.

2019

In November 2018, the Company entered into an At-the-Market, or ATM, Equity Distribution Agreement, or EDA, under which the Company was able, at its discretion and from time to time, subject to conditions in the EDA, to offer common shares through ATM issuances on the TSX for aggregate proceeds not exceeding $31 million. The agreement provided that common shares were to be sold at market prices prevailing at the time of sale. The Company issued a total of 12,865 common shares at an average price of $327.55 per share under the ATM in January and February 2019, for aggregate gross proceeds of $4,214, less transaction costs of $248 recorded in deficit, for total net proceeds of $3,966. This ATM facility expired in April 2020.

On January 29, 2019, the Company issued 4,420 common shares in settlement of second payment due for the license acquisition payment obligation (note 17) and recorded $1,326 in share capital based on the market value of the shares on that date.

On February 25 and 27, 2019, the Company issued a total of 1,472 common shares in payment for amounts due to certain suppliers. This transaction was accounted for as an extinguishment of liabilities and the difference between the carrying value of the accounts payable of $465 and the amount recorded for the shares issued of $545, which were valued at the market price of the shares on their date of issuance, was recorded as a loss on extinguishment of liabilities of $80.

As part of the settlement agreement concluded in April 2019 with a former CEO of the Company, common shares held in escrow as security for a share purchase loan of $400 to a former CEO were released and the loan extinguished in exchange for the receipt of a payment of $137, representing the fair value of the shares at the time of the settlement.

On April 23, 2019, the Company issued 15,050,312 common shares as part of the debt restructuring (note 16). The shares issued in relation with the debt restructuring contained trading restrictions and accordingly, the Company determined that their quoted price did not fairly represent the value of the shares issued. As such, the issued shares were recorded at fair value using a market approach under a level 2 fair value measurement of $15.21 per share, resulting in a value of the shares issued of $228,915. The fair value was based on a share issuance for cash on the same date with a non-related party. The difference between the adjustment to the carrying value of the loan of $141,536 and the amount recorded for the shares issued of $228,915 was recorded as a loss on extinguishment of a loan of $87,379.

Concurrently with the debt restructuring, the Company closed two private placements for 4,931,161 common shares at a subscription price rounded to the nearest two decimals of $15.21 for gross proceeds of $75,000, less transaction costs of $4,802 recorded in deficit, for total net proceeds of $70,198. SALP’s participation in the private placement was for gross proceeds to the Company of $25,000.

In May 2019, the Company announced a rights offering to the holders of its common shares at the close of business on May 21, 2019 to subscribe for up to 20 additional common shares, for each share they held, for a subscription price rounded to the nearest two decimals of $15.21 per common share. In June 2019, the Company issued 2,592,628 common shares for gross proceeds of $39,434 as part of the right offerings less transactions costs of $271 recorded in deficit, for total net proceeds of $39,163.

b)	Contributed surplus (Share-based payments)

Stock options

The Company has established a stock option plan for its directors, officers, employees and service providers. The plan provides that the aggregate number of shares reserved for issuance at any time under the plan may not exceed 3,749,714 common shares and the maximum number of common shares, which may be reserved for issuance to any individual, may not exceed 5% of the outstanding common shares. The stock options issued under the plan may be exercised over a period not exceeding ten years from the date they were granted. All stock options granted since May 2017 have a contractual life of 10 years. Stock options issued prior to May 2017 had a life of five years.

The vesting period of the stock options varies from immediate vesting to vesting over a period not exceeding 6 years. Participants meeting certain service and age requirements may see the vesting of certain awards accelerate upon retirement. The vesting conditions are established by the Board of Directors on the grant date. The exercise price is based on the weighted average share price for the five business days prior to the grant.

For stock options having a CA$ exercise price, the changes in the number of stock options outstanding during the years ended December 31, 2020, 2019 and 2018 were as follows:

	2020		2019		2018
		Weighted		Weighted		Weighted
		average		average		average
		exercise price		exercise price		exercise price
	Number	(in CA$)	Number	(in CA$)	Number	(in CA$)
Balance - beginning of year	2,209,864	$38.72	21,625	$1,464.49	14,256	$1,782.70
Granted	436,570	14.06	2,218,810	33.13	10,837	755.97
Forfeited	(153,982)	19.33	(16,774)	159.61	(377)	1,933.34
Exercised	(5,391)	15.21	—	—	(1,681)	376.10
Cancelled	—	—	(11,713)	1,237.94	—	—
Expired	(1,506)	2,462.46	(2,084)	1,176.20	(1,410)	408.43
Repriced - options before repricing	(1,929,685)	35.14	—	—	—	—
Repriced - options after repricing	1,929,685	15.21	—	—	—	—
Balance - end of year	2,485,555	$18.70	2,209,864	$38.72	21,625	$1,464.49

For options having a US$ exercise price, the changes in the number of stock options outstanding during the year ended December 31, 2020 were as follows:

		Weighted
		average
		exercise price
	Number	(in US$)
Balance - beginning of year	—	$—
Granted	305,000	4.70
Balance - end of year	305,000	$4.70

2020

In March 2020, Liminal’s board of directors approved a plan to reduce the exercise price of the stock options issued in June 2019, held by active employees and directors at the time of the repricing. On May 26, 2020, a revised exercise price, pending approval, of $15.21 was determined, changing the exercise price to the higher of (i) $15.21 and (ii) the five trading-day VWAP of Liminal common shares on the repricing date. On June 8, 2020, the repricing of 1,929,685 of the outstanding stock options having exercise prices of $27.00 and $36.00 to the revised exercise price was approved at the Company’s annual shareholder meeting.

Although the stock options were not repriced until May 26 2020, management concluded that the service period for employees and directors to earn the modified awards had commenced from the date the Company informed the holders of these stock options of the repricing proposal and the expense resulting from the repricing plan should be recognized starting from that date. Using the revised exercise price of $15.21, the Company calculated the final incremental fair value of the repricing on the grant date of May 26, 2020 to be $3,000. This incremental fair-value will be amortized from the services commencement date of March 25 over the remaining vesting period of the repriced options. The incremental grant date fair value of the repriced options was estimated based on the Black-Scholes option-pricing model calculated before and after the effect of the repricing. The following Black-Scholes assumption were used:

Expected dividend rate	—
Expected volatility of share price	93.2%
Risk-free interest rate	0.4%
Expected life in years	6.3
Weighted average grant date incremental fair value	$1.55

In June 2020, 436,570 stock options, having an exercise price of $14.06 and vesting over a period of up to four years, were issued to employees and directors. In October 2020, 20,000 stock options, having an exercise price of US$10.80 and vesting over a period of three years were issued to a new director. In December 2020, 285,000 stock options having an exercise price of US$4.27, of which 95,000 stock options vested immediately and the remaining stock options vest over a period up to three years, were issued to key management.

During the year ended December 31, 2020, 5,391 stock options were exercised resulting in cash proceeds of $82 and a transfer from contributed surplus to share capital of $85. The weighted average share price on the date of exercise of the stock options during the year ended December 31, 2020 was $18.47.

2019

In January 2019, 1,622 stock options were granted at an exercise price of $300.00 and vesting on December 31, 2019. On June 4, 2019, 1,794,224 stock options were granted to management at a strike price of $36.00 of which 248,825 stock options vested immediately and the remaining vest over a period up to six years. On June 19, 2019, 251,714 stock options were issued at a strike price of $27.00 of which 60,717 stock options vested immediately and the remaining vest over a period up to four years. On September 3, 2019, 71,250 stock options were issued at a strike price of $11.99 and on December 3, 2019, 100,000 stock options were issued at a strike price of $7.86, both of these grants having a vesting period of up to four years. The weighted average grant date fair value of the stock options issued in 2019 was $12.74.

In June and August 2019, the Company cancelled the options that were issued prior to June 2019, as the exercise price of these options were so above the market price at the time, that it was highly unlikely that they would ever be exercised. In compensation for their agreement to the cancellation, key management and employees, received the new options granted to them in June 2019 discussed above. Consequently, 11,084 stock options with a weighted average exercise price of $1,256.73 were cancelled. There was no exercise of stock options in 2019.

2018

During the year ended December 31, 2018, 10,837 stock options having a contractual term of 10 years and a vesting period of up to four years were granted.

During the year ended December 31, 2018, 1,681 stock options were exercised resulting in cash proceeds of $635 and a transfer from contributed surplus to share capital of $438. The weighted average share price on the date of exercise of the options during the year ended December 31, 2018 was $1,044.16.

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options at the date of grant. The weighted average inputs into the model and the resulting grant date fair values during the years ended December 31, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Expected dividend rate	—	—	—
Expected volatility of share price	100.5%	45.0%	66.1%
Risk-free interest rate	0.5%	1.4%	2.1%
Expected life in years	6.7	7.2	7.9
Weighted average grant date fair value	$8.66	$12.74	$221.64

At December 31, 2020, stock options issued and outstanding denominated in CA$ and US$ by range of exercise price are as follows:

		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in CA$	outstanding	(in years)	(CA$)	exercisable	(CA$)
$7.86 - $11.99	171,250	8.8	$9.58	47,266	$9.81
$14.06	402,980	9.4	14.06	20,000	14.06
$15.21	1,854,541	8.4	15.21	480,577	15.21
$27.00 - $3,170.00	56,784	8.1	193.03	55,734	183.86
	2,485,555	8.6	$18.70	603,577	$30.32
		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in US$	outstanding	(in years)	(US$)	exercisable	(US$)
$4.27	285,000	9.9	$4.27	95,000	$4.27
$10.80	20,000	9.8	10.80	—	—
	305,000	9.9	$4.70	95,000	$4.27

A share-based payment compensation expense of $6,169 was recorded for the stock options for the year ended December 31, 2020 ($12,212 and $3,372 for the year ended December 31, 2019 and 2018 respectively).

Restricted share units, or RSU

The Company has established an equity-settled restricted share units plan for executive officers of the Company, as part of its incentive program designed to align the interests of its executives with those of its shareholders, and in accordance with its long-term incentive plan. The vesting conditions are established by the Board of Directors on the grant date. Participants meeting certain service and age requirements may see the vesting of certain awards accelerate upon retirement. Each vested RSU gives the right to receive a common share.

Changes in the number of RSU outstanding during the years ended December 31, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Balance - beginning of year	17,565	18,299	9,799
Granted	—	12,564	10,329
Expired	—	—	(1,578)
Forfeited	(46)	(409)	(19)
Released	(10,355)	—	(232)
Paid in cash	(2,948)	(8,396)	—
Cancelled	—	(4,493)	—
Balance - end of year	4,216	17,565	18,299

2020

During the first quarter of 2020, 2,948 RSU were paid in cash resulting in a reduction to contributed surplus of $40. As at December 31, 2020, all 4,216 outstanding RSU were vested. Share-based payment compensation expense of $65 was recorded during the year ended December 31, 2020.

2019

On January 31, 2019, the Company granted 12,564 RSU at a grant price of $300.00 and a one-year vesting period. On May 30, 2019, the Company decided to vest the 12,564 RSU and the employees were given the choice to receive the then current value of the shares in cash or to receive the shares at a later date. As a result, 8,396 RSU were released and paid in cash resulting in a reduction to contributed surplus of $421.

On May 7, 2019 the 12,886 performance‑based RSU pertaining to the “2017-2019” cycle and the “2018-2020” cycle were modified by removing the performance conditions and converting them into time-vesting RSU. The quantity modified into time-vesting units was equivalent to the 100% achievement range whereby in the past, the outcome of the performance conditions could go from zero to 150%. Historically, the Company has always reported the quantity of RSU outstanding as the maximum number of shares that could be issued under the plan. This change resulted in the cancellation of 4,305 units.

At December 31, 2019, 13,262 vested RSU and 4,303 unvested RSU were outstanding. Share-based payments compensation expense of $9,818 was recorded during the year ended December 31, 2019.

2018

On December 4, 2018, the Company granted 10,329 RSU to management (the “2018-2020 RSU”) with a time period to meet the vesting conditions extending to December 31, 2020. The grant included 2,374 units that vest at a rate of 33.3% at the end of each year and become available for release at the time of vesting, and 7,955 units that have performance-based conditions with a scaling payout depending on performance (ranging from 0% to 150%). These 2018-2020 performance-based RSU have since been converted into time-vesting RSU at 100% in 2019 as mentioned above.

Share-based payments compensation expense of $3,350 was recorded during the year ended December 31, 2018.

Share-based payments expense

The total share-based payments compensation expense, comprising the above-mentioned expenses for stock options and RSU, has been included in the consolidated statements of operations for the years ended December 31, 2020, 2019 and 2018 as indicated in the following table:

	2020	2019	2018
Cost of sales and other production expenses	$40	$107	$299
Research and development expenses	2,946	7,137	2,295
Administration, selling and marketing expenses	3,248	14,786	4,128
	$6,234	$22,030	$6,722

c)	Warrants

The following table summarizes the changes in the number of warrants outstanding with an exercise price in CA$ during the years ended December 31, 2020 and 2019:

	2020		2019
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(CA$)	Number	(CA$)
Balance of warrants - beginning of year	172,735	$84.33	153,611	$1,028.35
Issued for cash	—	—	19,402	156.36
Cancelled - loan modification	—	—	(168,735)	872.51
Issued - loan modification	—	—	168,735	15.21
Expired	—	—	(278)	6,390.00
Balance of warrants - end of year	172,735	$84.33	172,735	$84.33
Balance of warrants exercisable - end of year	172,735	$84.33	170,735	$50.17

The following table summarizes the changes in the number of warrants outstanding with an exercise price in US$ during the year ended December 31, 2020:

	2020
		Weighted
		average
		exercise price
	Number	(US$)
Balance of warrants - beginning of year	—	$—
Issued for cash	6,873,682	5.05
Issued for no consideration	1,578,946	5.50
Exercised	(557,894)	—
Balance of warrants - end of year	7,894,734	$5.50
Balance of warrants exercisable - end of year	7,894,734	$5.50

2020

As a consideration to the private placement on November 3, 2020 (note 18a), the Company issued 6,315,788 warrants (note 15) and 557,894 pre-funded warrants. The gross proceeds allocated to the pre-funded warrants was $2,623. The pre-funded warrants exercise price was US$0.001 and a term of five years.

On November 25, 2020, the Company issued 1,578,946 additional warrants with the same terms and conditions as described above, following an amendment to the private placement agreement. On December 30, 2020, the pre-funded warrants were fully exercised and 557,894 common shares were issued (note 18a).

2019

On February 22, 2019, pursuant to modifying the fourth loan agreement, the Company issued 19,402 warrants, Warrants #9, having an exercise price of $156.36 (note 15). Warrants #9 do not meet the definition of an equity instrument since the underlying preferred shares qualify as a liability instrument, and therefore they must be accounted for as a financial instrument carried at fair value through profit or loss (note 15).

On April 23, 2019, as part of the debt restructuring (note 16), 168,735 warrants (Warrants #1, 2, 8 and 9) were cancelled and replaced with an equivalent number of new warrants, Warrants #10, that will be exercisable at an exercise price of $15.21 per common share and expire on April 23, 2027. The increase in the fair value of the replacement warrants compared to those cancelled was $408 at the date of the modification and was recorded in shareholders’ equity – warrants with the corresponding expense recorded as part of the loss on extinguishment of liabilities due to the debt restructuring.

2018On November 14, 2018, an agreement was signed between the Company and the holder of the long-term debt to extend the maturity of the three OID loans and the Credit Facility (note 16). As part of the cost for the debt modification, the Company proceeded on November 30, 2018 to cancel 100,117 existing warrants (Warrants #3 to 7) and replace them with 128,057 new warrants (Warrants #8), each giving the holder the right to acquire one common share at an exercise price of $1000.00 per share, paid either in cash or in consideration of the lender’s cancellation of an equivalent amount of the face value of an OID loan. The warrants expire on November 30, 2026. A payment of $10 was received from the holder of the long-term debt as part of this transaction. The increase in the fair value of the replacement warrants compared to those cancelled was $8,440 at the date of the modification. This value in addition to the payment received was recorded in shareholders’ equity – warrants and the corresponding debit was recorded against the gain on extinguishment of liabilities relating to the debt modification.

The warrants outstanding as at December 31, 2020, their exercise price in CA$ or in US$, expiry rate and the overall weighted average exercise price in both currency are as follows:

	Number	Expiry date	Exercise price (CA$)
	4,000	January 2023	3,000.00
	168,735	April 2027	15.21
Warrants outstanding with an exercise price in CA$	172,735		$84.33
	Number	Expiry date	Exercise price (US$)
Warrants outstanding with an exercise price in US$	7,894,734	November 2025	$5.50